Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance, net	kr 18,495	kr 14,610
Recognized in net income	4,563	1,406
Recognized in other comprehensive income	505	(631)
Balances regarding acquired/divested businesses	0	(57)
Deferred tax credits increase (+) / utilization (–)	(685)	3,249
Translation difference	239	(82)
Closing balance, net	kr 23,117	kr 18,495